Stockholders' Equity (Deficit) (Notes)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCKHOLDERS' EQUITY (DEFICIT)

Authorized Shares
On April 17, 2014, the Company filed a certificate of amendment to its articles of incorporation to increase the number of authorized shares of its common stock from 100,000,000 shares to 200,000,000 shares. The amendment was adopted by stockholders holding a majority of the Company's outstanding shares of common stock by written consent on April 16, 2014.
The Company also has authorized 10,000,000 shares of preferred stock with a par value of $0.0001 per share, of which no shares are outstanding as of December 31, 2014. On January 23, 2015, the Company filed a Certificate of Withdrawal of Certificate of Designation to eliminate the authorization of its series A convertible preferred stock, which shares had been fully converted and are no longer outstanding. As a result of the filing, such previously authorized shares of series A preferred stock return to being authorized, unissued and undesignated shares of preferred stock.

2014 Private Placement
On February 21, 2014, the Company completed a private placement pursuant to a Purchase Agreement dated as of February 12, 2014, for the issuance and sale of 34,285,728 shares of its common stock, at a purchase price of $0.35 per share, for gross proceeds of approximately $12,000,000 ("2014 Private Placement"). As part of the private placement, the investors received warrants to purchase up to 17,142,864 shares of the Company's common stock at an exercise price of $0.35 per share and warrants to purchase up to another 17,142,864 shares of the Company's common stock at an exercise price of $0.50 per share. The warrants expire on February 21, 2019.
The net proceeds of $10,932,188 from the private placement, following the payment of $1,067,812 in offering-related expenses, are being used by the Company to focus on revenue growth through the acceleration of its sales and client relations activities and marketing initiatives, establishment of strategic partnerships and continuation of technology and engineering enhancements to its platforms, as well as to fund its working capital and capital expenditure requirements. At the closing of the private placement, the Company paid Craig-Hallum Capital Partners LLC, the exclusive placement agent for the private placement, cash compensation of $814,850 and two five-year warrants, one warrant to purchase up to 750,511 shares of the Company's common stock at an exercise price of $0.35 per share and another warrant to purchase up to 750,511 shares of the Company' common stock at an exercise price of $0.50 per share.
The Company agreed, pursuant to the terms of a registration rights agreement with the investors, to (i) file a shelf registration statement with respect to the resale of the shares of its common stock sold to the investors and shares of its common stock issuable upon exercise of the warrants with the SEC within the sooner of 60 days after the closing date or 10 business days after the Company filed its Annual Report on Form 10-K for the year ended December 31, 2013; (ii) use its commercially reasonable best efforts to have the shelf registration statement declared effective by the SEC as soon as possible after the initial filing, and in any event no later than 90 days after the closing date (or 120 days in the event of a full review of the shelf registration statement by the SEC); and (iii) keep the shelf registration statement effective until all registrable securities may be sold pursuant to Rule 144 under the Securities Act of 1933, without the need for current public information or other restriction. If the Company is unable to comply with any of the above covenants, it will be required to pay liquidated damages to the investors in the amount of 1% of the investors’ purchase price per month until such non-compliance is cured, with such liquidated damages payable in cash. The Company filed a registration statement on Form S-1 related to these shares on April 7, 2014, which was declared effective by the SEC on May 14, 2014 (satisfying the terms of (i) and (ii) above). On February 21, 2015, the terms of (iii) were satisfied as securities may now be sold pursuant to Rule 144 one year after issuance.
2013 Private Placement
In accordance with a Private Placement Memorandum and Securities Purchase Agreement, from August 15, 2013 through September 23, 2013, the Company raised $2,182,500 in cash through the sale of 8,730,000 shares of its common stock at a price of $0.25 per share ("2013 Private Placement"). Additionally, the Company converted notes payable and accrued interest thereon totaling $1,376,618 into 5,506,472 shares of its common stock at an effective price of $0.25 per share. The Company also issued five-year warrants to purchase 7,118,236 shares of its common stock at an exercise price of $0.25 per share and five-year warrants to purchase 7,118,236 shares of its common stock at an exercise price of $0.50 per share. The net proceeds received from the 2013 Private Placement were used for general working capital purposes.

As discussed in Note 6, the Company determined that the warrants issued with the 2013 Private Placement require liability classification, thus they were reported at fair value and remeasured each reporting period, with the change in fair value recognized in the consolidated statement of operations. The initial fair value of these warrants on their issuance date totaled $2,344,899. Total costs of the private placement were $1,674,908 which included $178,389 in cash expenses, $2,344,899 related to the investor warrants noted above, less $848,380 related to change in fair value of Brady debt and loss on exchange of other convertible notes prior to conversion. As a result of the above transactions related to the private placement, the Company reported $1,884,210 (total equity value issued of $3,559,118 less costs of $1,674,908) as an increase in common stock and additional paid-in capital on the statement of stockholders deficit.

Pursuant to the terms of the Securities Purchase Agreement in the 2013 Private Placement, the Company filed a registration statement on Form S-1 with the SEC on October 16, 2013, which was declared effective by the SEC on November 8, 2013 for the registration of 8,730,000 shares of common stock and 174,732 shares underlying the warrants. The Company filed a registration statement on Form S-1 related to the remaining warrant shares on July 17, 2014, which was declared effective by the SEC on July 29, 2014. In July 2014, 450,000 shares underlying the $0.25 warrants were exercised for total proceeds of $112,500.

Convertible Securities
From October 2012 through December 2012, the holders of the Company's $550,000 senior secured promissory note converted $437,850 of note value into 2,069,439 shares of common stock at an average conversion rate of $.21 per share. On February 4, 2013, the Company satisfied all of its remaining obligations under its $550,000 senior secured promissory note when the noteholders converted the final balance owed of $112,150 into 773,983 shares of common stock at an average conversion rate of $.145 per share. The Company recorded the $12,461 value of the compound embedded derivative on February 4, 2013 as a charge to additional paid-in capital.

Additional Warrant Transactions
During the twelve months ended December 31, 2013, pursuant to private transactions with warrant holders, the Company redeemed warrants to purchase 5,001 shares of common stock for the same number of shares without the Company receiving any further cash consideration. As a result of the exchange, the Company recognized a loss on the exchange of the warrants in the amount $732 during the twelve months ended December 31, 2013.

On March 1, 2013, the Company entered into a $1.5 million secured credit facility agreement with Bridge Bank, N.A. of San Jose, California. In connection with this agreement, the Company issued a warrant with an expiration date after 5 years to purchase up to 58,139 shares of common stock for $15,000 ($.258 per share). This warrant met the conditions for equity classification and the fair value of $7,209, as determined using a binomial lattice option valuation technique, was recorded in the Company's consolidated balance sheet as an increase in loan acquisition costs and additional paid-in capital during the twelve months ended December 31, 2013.

On May 31, 2013, the Company signed a loan extension and conversion agreement with Brian W. Brady, a director of the Company, that extended the maturity date on its $750,000 notes payable to August 31, 2013. In consideration for the extension and conversion agreement, the Company issued Mr. Brady a warrant to purchase 1,000,000 shares of the Company's common stock at $0.25 per share for a period of five years. The Company also agreed that upon the first closing of its next private placement, completed on August 15, 2013, it would issue Mr. Brady an additional warrant to purchase 3,187,500 shares of the Company's common stock at $0.25 per share for a period of five years and 1,687,500 shares of restricted stock for future issuance upon the earlier of two years after the first closing or completion of a transaction resulting in a change of control of the Company. These warrants and restricted stock met the conditions for equity classification and the fair value of $706,000, as determined using a binomial lattice option valuation technique, was recorded in the Company's consolidated balance sheet as an increase in additional paid-in capital.

Stock Options
In May 2011, the Board of Directors adopted the 2011 Equity Incentive Plan of IZEA, Inc. (the “May 2011 Plan”). The May 2011 Plan allows the Company to grant options as an incentive for its employees and consultants.  On April 16, 2014, upon consent from holders of a majority of the Company's outstanding voting capital stock, the Company increased the number of shares of common stock available for issuance under the May 2011 Plan from 11,613,715 to 20,000,000 shares. As of December 31, 2014, the Company had 8,171,242 shares of common stock available for future grants under the May 2011 Plan.

On August 22, 2011, the Company adopted the 2011 B Equity Incentive Plan (the “August 2011 Plan”) reserving for issuance an aggregate of 87,500 shares of common stock under the August 2011 Plan. As of December 31, 2014, the Company had no shares of common stock available for future grants under the August 2011 Plan.

Under both the May 2011 Plan and the August 2011 Plan (together, the "2011 Equity Incentive Plans"), the Board of Directors determines the exercise price to be paid for the shares, the period within which each option may be exercised, and the terms and conditions of each option. The exercise price of the incentive and non-qualified stock options may not be less than 100% of the fair market value per share of the Company’s common stock on the grant date. If an individual owns stock representing more than 10% of the outstanding shares, the price of each share of an incentive stock option must be equal to or exceed 110% of fair market value. Unless otherwise determined by the Board of Directors at the time of grant, the right to purchase shares covered by any options under the 2011 Equity Incentive Plans typically vest over the requisite service period as follows: 25% of options shall vest one year from the date of grant and the remaining options shall vest monthly, in equal increments over the following three years. The term of the options is up to ten years. The Company issues new shares to the optionee for any stock awards or options exercised pursuant to its equity incentive plans.

A summary of option activity under the 2011 Equity Incentive Plans for the twelve months ended December 31, 2014 and 2013 is presented below:

Options Outstanding	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2012	391,977	$5.87	4.3
Granted	8,620,062	0.26
Exercised	—	—
Forfeited	(1,261,561)	0.49
Outstanding at December 31, 2013	7,750,478	$0.51	8.1
Granted	4,358,831	0.38
Exercised	(1,250)	0.24
Forfeited	(194,285)	0.85
Outstanding at December 31, 2014	11,913,774	$0.46	6.5

Exercisable at December 31, 2014	4,471,936	$0.58	7.6

During the twelve months ended December 31, 2014, options were exercised into 1,250 shares of common stock for cash proceeds of $300. The intrinsic value of these options was $295. During the twelve months ended December 31, 2013, no options were exercised. The outstanding options have an aggregate intrinsic value of $0 as of December 31, 2014. There is no aggregate intrinsic value on the exercisable options as of December 31, 2014 since the weighted average exercise price per share exceeded the fair value of $0.28 on such date.

A summary of the nonvested stock option activity under the 2011 Equity Incentive Plans for the twelve months ended December 31, 2014 and 2013 is presented below:

Nonvested Options	Common Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest
Nonvested at December 31, 2012	308,627	$2.17	2.9
Granted	8,620,062	0.20
Vested	(1,871,201)	0.36
Forfeited	(1,248,125)	0.23
Nonvested at December 31, 2013	5,809,363	$0.24	3.3
Granted	4,358,831	0.38
Vested	(2,566,848)	0.23
Forfeited	(159,508)	0.21
Nonvested at December 31, 2014	7,441,838	$0.20	3.0

Stock-based compensation cost related to stock options granted under the 2011 Equity Incentive Plans is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period.  The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option-pricing model that uses the assumptions stated in Note 1. Total stock-based compensation expense recognized on awards outstanding during the twelve months ended December 31, 2014 and 2013 was $538,263 and $725,254, respectively. Stock-based compensation expense is recorded as a general and administrative expense in the Company's consolidated statements of operations. Future compensation related to nonvested awards expected to vest of $1,366,415 is estimated to be recognized over the weighted-average vesting period of approximately three years.

Employee Stock Purchase Plan
On April 16, 2014, stockholders holding a majority of the Company's outstanding shares of common stock, upon previous recommendation and approval of the Board of Directors, adopted the IZEA, Inc. 2014 Employee Stock Purchase Plan (the “ESPP”) and reserved 1,500,000 shares of the Company's common stock for issuance thereunder. Any employee regularly employed by our company for 90 days or more on a full-time or part-time basis (20 hours or more per week on a regular schedule) will be eligible to participate in the ESPP. The ESPP will operate in successive six month offering periods commencing at the beginning of each fiscal year half. Each eligible employee who has elected to participate may purchase up to 10% of their annual compensation in common stock not to exceed $21,250 annually or 20,000 shares per offering period. The purchase price will be the lower of (i) 85% of the fair market value of a share of common stock on the first trading day of the offering period or (ii) 85% of the fair market value of a share of common stock on the last trading day of the offering period. The ESPP will continue until January 1, 2024, unless otherwise terminated by the Board. As of December 31, 2014, $1,810 subscription payments were received to purchase 7,603 shares at the end of the offering period on December 31, 2014. As of December 31, 2014, the Company had 1,492,397 shares of common stock available for future grants under the ESPP.

Restricted Stock Issued for Services
On January 3, 2013, the Company issued 60,000 shares of restricted stock valued at $15,900 pursuant to a twelve-month compensation arrangement with Mitchel J. Laskey for his service as a director and Chairman of the Company's Board of Directors.

On January 3, 2013, the Company issued 20,000 shares of restricted stock valued at $4,820 in order to pay for a small asset purchase.

Effective January 3, 2013, the Company entered into a twelve-month agreement to pay $4,000 per month beginning January 2013 to a firm which would provide investor relations services. In accordance with the agreement, the Company issued 100,000 shares of restricted common stock valued at $26,500 on January 15, 2013 and agreed to issue an additional 100,000 restricted shares on or before July 15, 2013. This agreement was mutually terminated on May 1, 2013 for no further cash consideration with the Company agreeing to issue the final installment of 100,000 shares of restricted common stock valued at $25,000 upon the termination of the agreement.

On May 16, 2013, the Company issued 30,000 shares of restricted common stock valued at $6,000 to settle an outstanding balance with a vendor.

On September 30, 2013, the Company entered into an agreement pursuant to which it issued 823,090 shares of restricted common stock, at an effective price of $0.35 per share, to settle a $288,081 balance owed for legal services.

Effective October 1, 2013, the Company entered into a six-month agreement to pay $5,000 per month to a firm which would provide investor relations services. In accordance with the agreement, the Company also issued 50,000 shares of restricted common stock valued at $19,000 on October 1, 2013, which is being amortized over the six month service period. $9,500 of this value was recognized as general and administrative expense on the accompanying consolidated statement of operations for each of the twelve months ended December 31, 2014 and 2013.

The Company issued 85,661 shares of restricted common stock valued at $25,000 to each Brian W. Brady and Dan R. Rua for their service as directors of the Company during the twelve months ended December 31, 2013.

Effective January 1, 2014, the Company entered into a one year agreement to pay $7,500 per month and 100,000 shares of restricted stock per quarter to a firm to provide investor relations services. In accordance with the agreement, the Company issued 100,000 shares of restricted common stock valued at $30,110 on January 1, 2014 and 100,000 shares of restricted common stock valued at $52,000 on April 1, 2014. This agreement was canceled in June 2014 and no further amounts are owed.

The Company issued 64,144 shares of restricted common stock valued at $25,000 to each Brian W. Brady, Lindsay A. Gardner and Dan R. Rua for their service as directors of our company during the year ended December 31, 2014.

The following table contains summarized information about nonvested restricted stock outstanding during the twelve months ended December 31, 2014 and 2013:

Restricted Stock	Common Shares
Nonvested at December 31, 2012	48,582
Granted	1,354,412
Vested	(1,402,994)
Forfeited	—
Nonvested at December 31, 2013	—
Granted	392,432
Vested	(392,432)
Forfeited	—
Nonvested at December 31, 2014	—

Total stock-based compensation expense recognized for vested restricted stock awards during the twelve months ended December 31, 2013 was $443,588, of which $14,027 is included in sales and marketing expense and $429,561 is included in general and administrative expense. Total stock-based compensation expense recognized for vested restricted stock awards during the twelve months ended December 31, 2014 was $166,610 and is included in general and administrative expense in the consolidated statements of operations. The fair value of the services is based on the value of the Company's common stock over the term of service.